SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ (296)	$ (515)	$ (2)
Accounts payable and accrued liabilities	109	(282)	(91)
Other assets and liabilities	(7)	81	(62)
Increase (decrease) in working capital	$ (194)	$ (716)	$ (155)